UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number:	811-08703

BNY Mellon High Yield Strategies Fund
(Exact name of Registrant as specified in charter)

c/o BNY Mellon Investment Adviser, Inc. 240 Greenwich Street New York, New York 10286
(Address of principal executive offices) (Zip code)

Deirdre Cunnane, Esq. 240 Greenwich Street New York, New York 10286
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	03/31
Date of reporting period:	09/30/23

FORM N-CSR

Item 1.	Reports to Stockholders.

BNY Mellon High Yield Strategies Fund

SEMI-ANNUAL REPORT September 30, 2023

BNY Mellon High Yield Strategies Fund

Protecting Your Privacy
Our Pledge to You

THE FUND IS COMMITTED TO YOUR PRIVACY. On this page, you will find the fund’s policies and practices for collecting, disclosing, and safeguarding “nonpublic personal information,” which may include financial or other customer information. These policies apply to individuals who purchase fund shares for personal, family, or household purposes, or have done so in the past. This notification replaces all previous statements of the fund’s consumer privacy policy, and may be amended at any time. We’ll keep you informed of changes as required by law.

YOUR ACCOUNT IS PROVIDED IN A SECURE ENVIRONMENT. The fund maintains physical, electronic and procedural safeguards that comply with federal regulations to guard nonpublic personal information. The fund’s agents and service providers have limited access to customer information based on their role in servicing your account.

THE FUND COLLECTS INFORMATION IN ORDER TO SERVICE AND ADMINISTER YOUR ACCOUNT. The fund collects a variety of nonpublic personal information, which may include:

• Information we receive from you, such as your name, address, and social security number.

• Information about your transactions with us, such as the purchase or sale of fund shares.

• Information we receive from agents and service providers, such as proxy voting information.

THE FUND DOES NOT SHARE NONPUBLIC PERSONAL INFORMATION WITH ANYONE, EXCEPT AS PERMITTED BY LAW.

Thank you for this opportunity to serve you.

The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of BNY Mellon Investment Adviser, Inc. or any other person in the BNY Mellon Investment Adviser, Inc. organization. Any such views are subject to change at any time based upon market or other conditions and BNY Mellon Investment Adviser, Inc. disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund in the BNY Mellon Family of Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund in the BNY Mellon Family of Funds.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

FOR MORE INFORMATION

Back Cover

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DISCUSSION OF FUND PERFORMANCE (Unaudited)

For the period from April 1, 2023, through September 30, 2023, as provided by the fund’s primary portfolio managers, Chris Barris and Kevin Cronk, of Alcentra NY, LLC, the fund’s sub-adviser.

Market and Fund Performance Overview

For the six-month period ended September 30, 2023, BNY Mellon High Yield Strategies Fund (the “fund”) produced a total return of 3.74% on a net asset value basis and a return of 2.71% on a market price basis. In comparison, the ICE BofA U.S. High Yield Constrained Index (the “Index”), the fund’s benchmark, posted a total return of 2.18%.1,2 Over the same period, the fund provided aggregate income dividends of $.09 per share, which reflects an annualized distribution rate of 8.41%.3

High yield corporate bond prices gained ground during the six-month period as inflationary pressures eased, and the pace of interest rate increases slowed. The fund outperformed the Index on a net asset value and market price basis primarily due to favorable credit quality positioning, strong sector allocations and positive issue selection.

The Fund’s Investment Approach

The fund primarily seeks high current income. The fund also seeks capital growth as a secondary objective, to the extent consistent with its objective of seeking high current income. The fund invests primarily in fixed income securities of below investment grade credit quality. Issuers of below investment-grade securities may include companies in early stages of development and companies with a highly leveraged financial structure. To compensate investors for taking on greater risk, such companies typically must offer higher yields than those offered by more established or conservatively financed companies. The fund may invest up to 10% of its total assets in floating rate loans.

Moderating Inflation and Economic Growth Bolster High Yield Markets

The reporting period saw moderating inflationary pressures despite a strong macroeconomic backdrop. Inflation, as measured by the U.S. Consumer Price Index, declined from 4.93% in April 2023 to 3.70% in September 2023, down significantly from its peak of 9.06% in July 2022. The federal funds rate, set by the U.S. Federal Reserve (the “Fed”), rose from a range of 4.75%–5.00% at the beginning of the period to a range of 5.25%–5.50% at the end of the period, a relatively mild increase after the aggressive rate hikes of the prior year. During the period, the U.S. economy grew at an average annualized rate of over 2%, as measured by the U.S. real gross domestic product, supported by strong consumer spending and healthy labor statistics. Corporate profitability remained positive, while default rates remained below historical averages.

These conditions generally proved favorable for the high yield market. Expectations for a so-called “soft landing,” in which the Fed successfully curbs inflation without inciting a steep recession, lifted risk assets. Within high yield, lower quality and shorter duration credits tended to outperform their higher quality, longer duration counterparts. Floating rate instruments, which feature intrinsically short durations and offer a degree of protection against rising interest rates, delivered stronger returns than most fixed-income securities. Structured credit also outperformed due to attractive income opportunities, low default rates and positive technicals, with the greatest gains in lower credit rated issues.

Allocation, Duration and Credit Positioning Enhance Relative Returns

The fund’s returns relative to the Index benefited from an emphasis on lower credit quality, high yield issues rated CCC, which offered relatively attractive income opportunities. The fund held underweight exposure to weaker performing bonds rated BB and above. Significant out of Index positions among floating-rate bank loans and structured credit, including BB-rated collateralized loan obligations (“CLOs”), further bolstered relative performance. In terms of industry sector exposure, relative returns benefited from an overweight position in the economically sensitive services sector and underweight exposures in the automotive and healthcare sectors. Conversely, an underweight position in the retail sector, which saw a rally in high risk issues, detracted from relative returns, as did an underweight exposure to energy. Returns benefited from strong security selection within the services, automotive, and healthcare sectors, with the latter benefitting from hospital holdings that performed particularly well due to margin improvements driven by declining nursing costs.

Finding Attractive, High Current Income Opportunities

While inflationary pressures have eased over the last 15 months, the core rate of inflation remains well above the Fed’s 2% target, and Fed statements continue to emphasize the central bank’s determination to complete the job of bringing inflation under control. At the same time, the rate increases the Fed has already implemented have not yet fully worked their way through the economy, leaving the question open as to how much further—if at all—rates may yet rise. While it appears likely to us that high yield borrowing costs are likely to increase to a degree, the fundamentals of high yield borrowers remain strong, with most companies well positioned in terms of leverage and debt coverage, as well as their current refinancing position.

Given this environment, the fund continues to focus on high current income opportunities within the high yield market. As of September 30, 2023, we are finding a relatively large number of attractive, total return opportunities in a few sectors; in the telecommunications sector, both within the United States and internationally; in the packaging sector, which we favor for its defensive end markets and its many high-yielding securities; and in the finance sector, where we see solid fundamentals along with instruments offering high current income potential. The fund also continues to allocate a significant percentage of assets, currently totaling approximately 13%, to out-of-Index positions in CLOs and floating rate bank loans, in the aggregate. With respect to credit quality, we are continually reevaluating allocations to lower credit quality assets and considering the possibility of moderating those exposures and

DISCUSSION OF FUND PERFORMANCE (Unaudited) (continued)

moving the fund’s holdings up the credit quality spectrum, given the likely ongoing impact of higher rates on global economic activity.

October 16, 2023

1 Total return includes reinvestment of dividends and any capital gains paid, based upon net asset value per share or market price per share, as applicable. Past performance is no guarantee of future results. Share price, yield and investment return fluctuate such that upon their sale, fund shares may be worth more or less than their original cost.

2 Source: FactSet — The ICE BofA U.S. High Yield Constrained Index contains all securities in the ICE B of A U.S. High Yield Index but caps issuer exposure at 2%. Index constituents are capitalization weighted, based on their current amount outstanding, provided the total allocation to an individual issuer does not exceed 2%. Issuers that exceed the limit are reduced to 2%, and the face value of each of their bonds is adjusted on a pro-rata basis. Similarly, the face values of bonds of all other issuers that fall below the 2% cap are increased on a pro-rata basis. In the event there are fewer than 50 issuers in the Index, each is equally weighted, and the face values of their respective bonds are increased or decreased on a pro-rata basis. Investors cannot invest directly in any index.

3 Annualized distribution rate per share is based upon dividends per share paid from net investment income during the period, divided by the market price per share at the end of the period, adjusted for any capital gain distributions.

Bonds are subject generally to interest rate, credit, liquidity and market risks to varying degrees. Generally, all other factors being equal, bond prices are inversely related to interest-rate changes, and rate increases can cause price declines. High yield bonds are subject to increased credit risk and are considered speculative in terms of the issuer’s perceived ability to continue making interest payments on a timely basis and to repay principal upon maturity. The use of leverage may magnify the fund’s gains or losses. For derivatives with a leveraging component, adverse changes in the value or level of the underlying asset can result in a loss that is much greater than the original investment in the derivative.

Collateralized Loan Obligations (“CLOs”) and other types of Collateralized Debt Obligations (“CDOs”) are typically privately offered and sold, and thus are not registered under the securities laws. As a result, investments in CLOs and other types of CDOs may be characterized by the fund as illiquid securities. In addition to the general risks associated with credit instruments, CLOs and other types of CDOs carry additional risks, including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the possibility that the CLO or CDO is subordinate to other classes; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

The fund may, but is not required to, use derivative instruments. A small investment in derivatives could have a potentially large impact on the fund’s performance. The use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in the underlying assets.

Floating rate loans are subject generally to interest rate, credit, liquidity and market risks to varying degrees, all of which are described in the fund’s annual report.

STATEMENT OF INVESTMENTS

September 30, 2023 (Unaudited)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 123.9%
Advertising - .8%
Clear Channel Outdoor Holdings, Inc., Sr. Scd. Notes	5.13	8/15/2027	825,000	[b,c]	733,398
Outfront Media Capital LLC/Outfront Media Capital Corp., Gtd. Notes	5.00	8/15/2027	734,000	[b,c]	647,561
				1,380,959
Aerospace & Defense - 3.1%
Bombardier, Inc., Sr. Unscd. Notes	7.50	2/1/2029	665,000	[b,c]	631,921
Bombardier, Inc., Sr. Unscd. Notes	7.88	4/15/2027	390,000	[c]	380,877
Rolls-Royce PLC, Gtd. Bonds	3.63	10/14/2025	810,000	[b,c]	761,400
Spirit AeroSystems, Inc., Scd. Notes	7.50	4/15/2025	930,000	[b,c]	913,467
TransDigm, Inc., Gtd. Notes	4.88	5/1/2029	1,003,000	[b]	882,512
TransDigm, Inc., Gtd. Notes	5.50	11/15/2027	500,000	[b]	468,672
TransDigm, Inc., Sr. Scd. Notes	6.75	8/15/2028	850,000	[b,c]	837,878
TransDigm, Inc., Sr. Scd. Notes	6.88	12/15/2030	870,000	[c]	854,096
				5,730,823
Airlines - 1.3%
American Airlines, Inc., Sr. Scd. Notes	11.75	7/15/2025	836,000	[b,c]	899,379
American Airlines, Inc./Aadvantage Loyalty IP Ltd., Sr. Scd. Notes	5.75	4/20/2029	1,580,000	[c]	1,470,783
				2,370,162
Automobiles & Components - 5.1%
Clarios Global LP/Clarios US Finance Co., Gtd. Notes	8.50	5/15/2027	890,000	[c]	889,116
Clarios Global LP/Clarios US Finance Co., Sr. Scd. Notes	6.75	5/15/2028	1,283,000	[b,c]	1,253,959
Dealer Tire LLC/DT Issuer LLC, Sr. Unscd. Notes	8.00	2/1/2028	1,389,000	[b,c]	1,303,868
Ford Motor Co., Sr. Unscd. Notes	4.75	1/15/2043	311,000	[b]	227,334
Ford Motor Co., Sr. Unscd. Notes	5.29	12/8/2046	813,000	[b]	619,018
Ford Motor Credit Co., LLC, Sr. Unscd. Notes	4.00	11/13/2030	1,620,000	[b]	1,354,539
Ford Motor Credit Co., LLC, Sr. Unscd. Notes	6.95	6/10/2026	1,020,000	[b]	1,019,857
Ford Motor Credit Co., LLC, Sr. Unscd. Notes	7.35	3/6/2030	730,000	[b]	740,062
IHO Verwaltungs GmbH, Sr. Scd. Bonds	6.00	5/15/2027	1,450,000	[b,c,d]	1,347,570
Real Hero Merger Sub 2, Inc., Sr. Unscd. Notes	6.25	2/1/2029	232,000	[c]	179,453

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 123.9% (continued)
Automobiles & Components - 5.1% (continued)
Standard Profil Automotive GmbH, Sr. Scd. Bonds	EUR	6.25	4/30/2026	675,000	[c]	553,609
					9,488,385
Banks - .8%
Citigroup, Inc., Jr. Sub. Notes		3.88	2/18/2026	416,000	[e]	356,031
Freedom Mortgage Corp., Sr. Unscd. Notes		8.13	11/15/2024	530,000	[c]	530,540
Freedom Mortgage Corp., Sr. Unscd. Notes		8.25	4/15/2025	650,000	[b,c]	650,738
					1,537,309
Building Materials - 2.8%
Camelot Return Merger Sub, Inc., Sr. Scd. Notes		8.75	8/1/2028	1,331,000	[b,c]	1,285,641
Eco Material Technologies, Inc., Sr. Scd. Notes		7.88	1/31/2027	1,531,000	[b,c]	1,461,323
Emerald Debt Merger Sub LLC, Sr. Scd. Notes		6.63	12/15/2030	1,378,000	[b,c]	1,328,288
PCF GmbH, Sr. Scd. Bonds	EUR	4.75	4/15/2026	740,000	[c]	614,172
Standard Industries, Inc., Sr. Unscd. Notes		4.75	1/15/2028	497,000	[b,c]	448,915
					5,138,339
Chemicals - 3.5%
Iris Holdings, Inc., Sr. Unscd. Notes		8.75	2/15/2026	1,396,000	[b,c,d]	1,260,462
Italmatch Chemicals SPA, Sr. Scd. Notes	EUR	10.00	2/6/2028	950,000	[c]	981,598
NOVA Chemicals Corp., Sr. Unscd. Notes		5.00	5/1/2025	1,800,000	[b,c]	1,697,588
Olympus Water US Holding Corp., Sr. Scd. Notes	EUR	9.63	11/15/2028	365,000	[c]	386,374
Olympus Water US Holding Corp., Sr. Scd. Notes		9.75	11/15/2028	1,130,000	[b,c]	1,128,970
SCIH Salt Holdings, Inc., Sr. Scd. Notes		4.88	5/1/2028	460,000	[c]	406,452
WR Grace Holdings LLC, Sr. Unscd. Notes		5.63	8/15/2029	720,000	[c]	583,106
					6,444,550
Collateralized Loan Obligations Debt - 5.7%
Bain Capital Credit Ltd. CLO, Ser. 2022-5A, Cl. E, (3 Month TSFR +7.60%)		12.95	7/24/2034	1,500,000	[c,f]	1,486,552
Battalion X Ltd. CLO, Ser. 2016-10A, Cl. DR2, (3 Month TSFR +6.87%)		12.22	1/25/2035	1,000,000	[c,f]	829,967
Chenango Park Ltd. CLO, Ser. 2018-1A, Cl. D, (3 Month TSFR +6.06%)		11.37	4/15/2030	1,000,000	[c,f]	869,146

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 123.9% (continued)
Collateralized Loan Obligations Debt - 5.7% (continued)
Crown Point 8 Ltd. CLO, Ser. 2019-8A, Cl. ER, (3 Month TSFR +7.39%)		12.72	10/20/2034	2,375,000	[c,f]	2,239,684
Northwoods Capital 27 Ltd. CLO, Ser. 2021-27A, Cl. E, (3 Month TSFR +7.30%)		12.61	10/17/2034	1,150,000	[c,f]	1,011,420
Octagon Investment Partners 33 Ltd. CLO, Ser. 2017-1A, Cl. D, (3 Month TSFR +6.56%)		11.89	1/20/2031	1,525,000	[b,c,f]	1,354,789
Octagon Investment Partners 46 Ltd. CLO, Ser. 2020-2A, Cl. ER, (3 Month TSFR +6.86%)		12.17	7/15/2036	2,000,000	[c,f]	1,795,804
OZLM VI Ltd. CLO, Ser. 2014-6A, Cl. DS, (3 Month TSFR +6.31%)		11.62	4/17/2031	1,000,000	[c,f]	837,703
					10,425,065
Commercial & Professional Services - 6.1%
Adtalem Global Education, Inc., Sr. Scd. Notes		5.50	3/1/2028	995,000	[b,c]	912,469
Albion Financing 1 Sarl/Aggreko Holdings, Inc., Sr. Scd. Notes		6.13	10/15/2026	330,000	[c]	312,058
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl, Sr. Scd. Bonds, Ser. 144	GBP	4.88	6/1/2028	1,200,000	[c]	1,171,845
APX Group, Inc., Sr. Scd. Notes		6.75	2/15/2027	734,000	[b,c]	705,647
GTCR W-2 Merger Sub LLC, Sr. Scd. Notes		7.50	1/15/2031	863,000	[c]	865,309
House of HR Group BV, Sr. Scd. Bonds	EUR	9.00	11/3/2029	1,240,000	[c]	1,284,770
MPH Acquisition Holdings LLC, Sr. Scd. Notes		5.50	9/1/2028	515,000	[b,c]	438,009
Neptune Bidco US, Inc., Sr. Scd. Notes		9.29	4/15/2029	529,000	[b,c]	479,611
Prime Security Services Borrower LLC/Prime Finance, Inc., Scd. Notes		6.25	1/15/2028	1,429,000	[b,c]	1,325,138
Prime Security Services Borrower LLC/Prime Finance, Inc., Sr. Scd. Notes		3.38	8/31/2027	285,000	[c]	249,973
The Hertz Corp., Gtd. Notes		4.63	12/1/2026	1,450,000	[c]	1,286,860
The Hertz Corp., Gtd. Notes		5.00	12/1/2029	298,000	[c]	233,723
Verisure Midholding AB, Gtd. Notes	EUR	5.25	2/15/2029	2,200,000	[c]	2,049,085
					11,314,497
Consumer Discretionary - 11.0%
Allwyn Entertainment Financing UK PLC, Sr. Scd. Notes		7.88	4/30/2029	1,278,000	[b,c]	1,295,572

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 123.9% (continued)
Consumer Discretionary - 11.0% (continued)
Ashton Woods USA LLC/Ashton Woods Finance Co., Sr. Unscd. Notes	4.63	4/1/2030	640,000	[b,c]	524,601
Ashton Woods USA LLC/Ashton Woods Finance Co., Sr. Unscd. Notes	6.63	1/15/2028	270,000	[c]	255,041
Caesars Entertainment, Inc., Sr. Scd. Notes	6.25	7/1/2025	301,000	[c]	297,145
Caesars Entertainment, Inc., Sr. Scd. Notes	7.00	2/15/2030	650,000	[b,c]	633,179
Carnival Corp., Gtd. Notes	6.00	5/1/2029	2,468,000	[b,c]	2,108,049
Carnival Corp., Gtd. Notes	7.63	3/1/2026	1,008,000	[b,c]	981,257
Carnival Corp., Sr. Scd. Notes	7.00	8/15/2029	302,000	[b,c]	298,079
Carnival Holdings Bermuda Ltd., Gtd. Notes	10.38	5/1/2028	564,000	[b,c]	605,160
CCM Merger, Inc., Sr. Unscd. Notes	6.38	5/1/2026	1,100,000	[b,c]	1,053,168
CDI Escrow Issuer, Inc., Sr. Unscd. Notes	5.75	4/1/2030	280,000	[c]	253,321
Churchill Downs, Inc., Gtd. Notes	4.75	1/15/2028	440,000	[b,c]	397,316
Everi Holdings, Inc., Gtd. Notes	5.00	7/15/2029	1,111,000	[b,c]	957,549
International Game Technology PLC, Sr. Scd. Notes	5.25	1/15/2029	1,105,000	[b,c]	1,019,413
Jacobs Entertainment, Inc., Sr. Unscd. Notes	6.75	2/15/2029	591,000	[c]	525,130
NCL Corp. Ltd., Gtd. Notes	5.88	3/15/2026	1,250,000	[b,c]	1,155,504
NCL Corp. Ltd., Sr. Scd. Notes	5.88	2/15/2027	816,000	[b,c]	776,753
Ontario Gaming GTA LP, Sr. Scd. Notes	8.00	8/1/2030	700,000	[b,c]	700,658
Royal Caribbean Cruises Ltd., Gtd. Notes	7.25	1/15/2030	546,000	[c]	541,764
Royal Caribbean Cruises Ltd., Sr. Unscd. Notes	5.50	8/31/2026	2,182,000	[b,c]	2,061,478
Scientific Games Holdings LP/Scientific Games US Finco, Inc., Sr. Unscd. Notes	6.63	3/1/2030	1,437,000	[b,c]	1,241,295
Taylor Morrison Communities, Inc., Sr. Unscd. Notes	5.13	8/1/2030	538,000	[c]	470,688
Viking Cruises Ltd., Sr. Unscd. Notes	9.13	7/15/2031	961,000	[b,c]	962,422
Windsor Holdings III LLC, Sr. Scd. Notes	8.50	6/15/2030	1,172,000	[b,c]	1,157,637
				20,272,179
Consumer Staples - .4%
Kronos Acquisition Holdings, Inc./KIK Custom Products, Inc., Sr. Scd. Notes	5.00	12/31/2026	720,000	[b,c]	657,271

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 123.9% (continued)
Diversified Financials - 6.5%
Blackstone Secured Lending Fund, Sr. Unscd. Notes		2.85	9/30/2028	1,300,000	[b]	1,064,833
Encore Capital Group, Inc., Sr. Scd. Bonds	EUR	4.88	10/15/2025	910,000	[c]	939,397
Encore Capital Group, Inc., Sr. Scd. Notes	GBP	4.25	6/1/2028	1,570,000	[c]	1,543,349
Garfunkelux Holdco 3 SA, Sr. Scd. Bonds	GBP	7.75	11/1/2025	910,000	[c]	846,217
Garfunkelux Holdco 3 SA, Sr. Scd. Notes	EUR	6.75	11/1/2025	1,215,000	[c]	993,124
Intrum AB, Sr. Unscd. Bonds	EUR	3.13	7/15/2024	620,121	[c]	636,357
Nationstar Mortgage Holdings, Inc., Gtd. Notes		5.00	2/1/2026	1,430,000	[b,c]	1,337,302
Navient Corp., Sr. Unscd. Notes		5.00	3/15/2027	805,000	[b]	724,432
Navient Corp., Sr. Unscd. Notes		5.50	3/15/2029	465,000	[b]	391,184
NFP Corp., Sr. Scd. Notes		8.50	10/1/2031	250,000	[c]	250,644
NFP Corp., Sr. Unscd. Notes		6.88	8/15/2028	750,000	[b,c]	643,439
PennyMac Financial Services, Inc., Gtd. Notes		5.38	10/15/2025	1,357,000	[b,c]	1,291,504
PennyMac Financial Services, Inc., Gtd. Notes		5.75	9/15/2031	809,000	[b,c]	662,720
United Wholesale Mortgage LLC, Sr. Unscd. Notes		5.75	6/15/2027	718,000	[b,c]	650,677
					11,975,179
Electronic Components - .5%
Sensata Technologies BV, Gtd. Notes		5.88	9/1/2030	980,000	[b,c]	914,040
Energy - 12.6%
Aethon United BR LP/Aethon United Finance Corp., Sr. Unscd. Notes		8.25	2/15/2026	1,867,000	[b,c]	1,854,062
Antero Midstream Partners LP/Antero Midstream Finance Corp., Gtd. Notes		5.75	3/1/2027	1,340,000	[b,c]	1,280,167
Antero Resources Corp., Gtd. Notes		5.38	3/1/2030	835,000	[b,c]	769,764
Blue Racer Midstream LLC/Blue Racer Finance Corp., Sr. Unscd. Notes		6.63	7/15/2026	1,430,000	[b,c]	1,404,211
Chesapeake Energy Corp., Gtd. Notes		5.88	2/1/2029	479,000	[c]	451,152
Comstock Resources, Inc., Gtd. Notes		6.75	3/1/2029	1,400,000	[b,c]	1,289,473
CQP Holdco LP/Bip-V Chinook Holdco LLC, Sr. Scd. Notes		5.50	6/15/2031	490,000	[b,c]	434,877
CVR Energy, Inc., Gtd. Bonds		5.25	2/15/2025	1,981,000	[c]	1,934,605
Energy Transfer LP, Jr. Sub. Bonds, Ser. B		6.63	2/15/2028	1,170,000	[b,e]	936,835
EnLink Midstream LLC, Gtd. Notes		6.50	9/1/2030	1,166,000	[b,c]	1,132,293
EQM Midstream Partners LP, Sr. Unscd. Notes		5.50	7/15/2028	969,000	[b]	910,412

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 123.9% (continued)
Energy - 12.6% (continued)
EQM Midstream Partners LP, Sr. Unscd. Notes		7.50	6/1/2027	242,000	[b,c]	242,718
New Fortress Energy, Inc., Sr. Scd. Notes		6.50	9/30/2026	285,000	[c]	262,717
New Fortress Energy, Inc., Sr. Scd. Notes		6.75	9/15/2025	1,250,000	[b,c]	1,194,658
Noble Finance II LLC, Gtd. Notes		8.00	4/15/2030	390,000	[c]	395,457
Northern Oil & Gas, Inc., Sr. Unscd. Notes		8.13	3/1/2028	910,000	[b,c]	909,809
Northriver Midstream Finance LP, Sr. Scd. Notes		5.63	2/15/2026	820,000	[c]	782,260
Rockcliff Energy II LLC, Sr. Unscd. Notes		5.50	10/15/2029	1,752,000	[b,c]	1,578,956
Rockies Express Pipeline LLC, Sr. Unscd. Notes		4.80	5/15/2030	1,339,000	[b,c]	1,156,959
Sitio Royalties Operating Partnership LP/Sitio Finance Corp., Sr. Unscd. Notes		7.88	11/1/2028	897,000	[c]	899,803
Venture Global Calcasieu Pass LLC, Sr. Scd. Notes		3.88	11/1/2033	1,306,000	[b,c]	1,015,428
Venture Global Calcasieu Pass LLC, Sr. Scd. Notes		4.13	8/15/2031	600,000	[b,c]	492,979
Venture Global Calcasieu Pass LLC, Sr. Scd. Notes		6.25	1/15/2030	396,000	[c]	378,134
Venture Global LNG, Inc., Sr. Scd. Notes		8.13	6/1/2028	1,564,000	[b,c]	1,549,725
					23,257,454
Environmental Control - 1.0%
Covanta Holding Corp., Gtd. Notes		4.88	12/1/2029	881,000	[b,c]	724,107
Covanta Holding Corp., Gtd. Notes		5.00	9/1/2030	470,000		376,083
Waste Pro USA, Inc., Sr. Unscd. Notes		5.50	2/15/2026	828,000	[b,c]	774,061
					1,874,251
Financials - .2%
GTCR W-2 Merger Sub LLC/GTCR W Dutch Finance Sub BV, Sr. Scd. Bonds	GBP	8.50	1/15/2031	253,000	[c]	315,998
Food Products - 1.4%
Post Holdings, Inc., Gtd. Notes		4.63	4/15/2030	1,350,000	[c]	1,157,692
Post Holdings, Inc., Gtd. Notes		5.50	12/15/2029	760,000	[c]	689,851
US Foods, Inc., Gtd. Notes		6.88	9/15/2028	774,000	[c]	773,342
					2,620,885
Health Care - 7.5%
Bausch & Lomb Escrow Corp., Sr. Scd. Notes		8.38	10/1/2028	782,000	[c]	785,300
Bausch Health Cos., Inc., Sr. Scd. Notes		11.00	9/30/2028	1,250,000	[b,c]	851,187

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 123.9% (continued)
Health Care - 7.5% (continued)
CHEPLAPHARM Arzneimittel GmbH, Sr. Scd. Notes		5.50	1/15/2028	860,000	[b,c]	781,276
CHS/Community Health Systems, Inc., Sr. Scd. Notes		5.25	5/15/2030	1,313,000	[b,c]	999,832
CHS/Community Health Systems, Inc., Sr. Scd. Notes		5.63	3/15/2027	1,900,000	[b,c]	1,632,099
CHS/Community Health Systems, Inc., Sr. Scd. Notes		8.00	3/15/2026	410,000	[c]	391,228
Cidron Aida Finco Sarl, Sr. Scd. Bonds	GBP	6.25	4/1/2028	710,000	[c]	768,885
HealthEquity, Inc., Gtd. Notes		4.50	10/1/2029	891,000	[b,c]	768,599
Jazz Securities DAC, Sr. Scd. Notes		4.38	1/15/2029	1,090,000	[b,c]	951,220
LifePoint Health, Inc., Sr. Scd. Notes		9.88	8/15/2030	566,000	[b,c]	548,669
Medline Borrower LP, Sr. Scd. Notes		3.88	4/1/2029	437,000	[c]	369,839
Medline Borrower LP, Sr. Unscd. Notes		5.25	10/1/2029	1,163,000	[b,c]	1,006,584
Option Care Health, Inc., Gtd. Notes		4.38	10/31/2029	1,503,000	[b,c]	1,299,982
Tenet Healthcare Corp., Gtd. Notes		6.13	10/1/2028	930,000	[b]	873,902
Tenet Healthcare Corp., Sr. Scd. Notes		4.25	6/1/2029	1,100,000	[b]	947,851
Tenet Healthcare Corp., Sr. Scd. Notes		6.75	5/15/2031	890,000	[b,c]	859,491
					13,835,944
Industrial - 2.7%
Artera Services LLC, Sr. Scd. Notes		9.03	12/4/2025	624,955	[c]	577,408
Chart Industries, Inc., Sr. Scd. Notes		7.50	1/1/2030	1,520,000	[b,c]	1,530,230
Dycom Industries, Inc., Gtd. Notes		4.50	4/15/2029	554,000	[b,c]	479,778
Husky III Holding Ltd., Sr. Unscd. Notes		13.00	2/15/2025	842,000	[b,c,d]	835,702
TK Elevator US Newco, Inc., Sr. Scd. Notes		5.25	7/15/2027	1,000,000	[c]	917,663
Xerox Holdings Corp., Gtd. Notes		5.50	8/15/2028	720,000	[b,c]	606,402
					4,947,183
Information Technology - 3.3%
AthenaHealth Group, Inc., Sr. Unscd. Notes		6.50	2/15/2030	2,827,000	[b,c]	2,368,014
Central Parent, Inc./CDK Global, Inc., Sr. Scd. Notes		7.25	6/15/2029	1,090,000	[b,c]	1,057,750
Cloud Software Group, Inc., Sr. Scd. Notes		6.50	3/31/2029	829,000	[b,c]	733,947
Elastic NV, Sr. Unscd. Notes		4.13	7/15/2029	1,227,000	[b,c]	1,046,325
SS&C Technologies, Inc., Gtd. Notes		5.50	9/30/2027	970,000	[b,c]	916,325
					6,122,361

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 123.9% (continued)
Insurance - 2.8%
Acrisure LLC/Acrisure Finance, Inc., Sr. Scd. Notes		4.25	2/15/2029	1,530,000	[b,c]	1,287,421
Acrisure LLC/Acrisure Finance, Inc., Sr. Unscd. Notes		7.00	11/15/2025	1,360,000	[c]	1,322,464
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, Sr. Scd. Notes		6.75	4/15/2028	925,000	[b,c]	893,582
AssuredPartners, Inc., Sr. Unscd. Notes		5.63	1/15/2029	659,000	[b,c]	571,314
Global Atlantic Financial Co., Gtd. Notes		3.13	6/15/2031	980,000	[b,c]	699,484
GTCR AP Finance, Inc., Sr. Unscd. Notes		8.00	5/15/2027	445,000	[b,c]	437,835
					5,212,100
Internet Software & Services - 1.9%
Cogent Communications Group, Inc., Gtd. Notes		7.00	6/15/2027	1,530,000	[b,c]	1,462,619
Go Daddy Operating Co., LLC/GD Finance Co., Inc., Gtd. Notes		5.25	12/1/2027	1,210,000	[c]	1,142,845
Uber Technologies, Inc., Gtd. Notes		4.50	8/15/2029	990,000	[b,c]	886,774
					3,492,238
Materials - 5.9%
ARD Finance SA, Sr. Scd. Notes		6.50	6/30/2027	792,160	[b,c,d]	598,905
Clydesdale Acquisition Holdings, Inc., Gtd. Notes		8.75	4/15/2030	1,433,000	[b,c]	1,231,147
Clydesdale Acquisition Holdings, Inc., Sr. Scd. Notes		6.63	4/15/2029	410,000	[c]	381,615
Kleopatra Finco Sarl, Sr. Scd. Bonds	EUR	4.25	3/1/2026	1,117,000	[c]	991,306
LABL, Inc., Sr. Scd. Notes		9.50	11/1/2028	605,000	[c]	620,881
LABL, Inc., Sr. Unscd. Notes		10.50	7/15/2027	1,498,000	[b,c]	1,410,124
Mauser Packaging Solutions Holding Co., Scd. Notes		9.25	4/15/2027	912,000	[b,c]	798,433
Mauser Packaging Solutions Holding Co., Sr. Scd. Notes		7.88	8/15/2026	1,310,000	[b,c]	1,265,304
Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer LLC, Sr. Scd. Notes		4.00	10/15/2027	1,130,000	[b,c]	1,004,118
Sealed Air Corp., Gtd. Notes		5.00	4/15/2029	1,100,000	[b,c]	990,330
Trivium Packaging Finance BV, Gtd. Notes		8.50	8/15/2027	430,000	[c]	393,474
Trivium Packaging Finance BV, Sr. Scd. Notes		5.50	8/15/2026	1,358,000	[b,c]	1,267,738
					10,953,375
Media - 10.5%
Altice Financing SA, Sr. Scd. Bonds		5.75	8/15/2029	2,035,000	[b,c]	1,670,346

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 123.9% (continued)
Media - 10.5% (continued)
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unscd. Notes		4.50	5/1/2032	799,000	[b]	627,912
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unscd. Notes		4.75	2/1/2032	1,290,000	[b,c]	1,033,438
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unscd. Notes		4.75	3/1/2030	1,443,000	[b,c]	1,213,125
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unscd. Notes		5.00	2/1/2028	1,290,000	[b,c]	1,172,911
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unscd. Notes		5.13	5/1/2027	650,000	[b,c]	606,295
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unscd. Notes		7.38	3/1/2031	780,000	[b,c]	753,834
CSC Holdings LLC, Gtd. Notes		5.38	2/1/2028	1,321,000	[b,c]	1,077,212
CSC Holdings LLC, Gtd. Notes		5.50	4/15/2027	625,000	[b,c]	536,513
CSC Holdings LLC, Gtd. Notes		11.25	5/15/2028	431,000	[c]	429,928
CSC Holdings LLC, Sr. Unscd. Bonds		5.25	6/1/2024	1,380,000	[b]	1,314,917
CSC Holdings LLC, Sr. Unscd. Notes		5.75	1/15/2030	430,000	[b,c]	241,559
DIRECTV Financing LLC/DIRECTV Financing Co-Obligor, Inc., Sr. Scd. Notes		5.88	8/15/2027	890,000	[b,c]	788,050
DISH DBS Corp., Gtd. Notes		7.75	7/1/2026	529,000		397,578
DISH Network Corp., Sr. Scd. Notes		11.75	11/15/2027	2,772,000	[b,c]	2,796,784
Gray Television, Inc., Gtd. Notes		5.88	7/15/2026	290,000	[c]	260,914
Gray Television, Inc., Gtd. Notes		7.00	5/15/2027	750,000	[b,c]	646,155
iHeartCommunications, Inc., Sr. Scd. Notes		6.38	5/1/2026	1,000,000	[b]	863,270
Summer BidCo BV, Sr. Unscd. Bonds	EUR	9.00	11/15/2025	1,433,153	[c,d]	1,478,815
Virgin Media Finance PLC, Gtd. Notes		5.00	7/15/2030	630,000	[b,c]	496,033
Virgin Media Secured Finance PLC, Sr. Scd. Notes		5.50	5/15/2029	667,000	[c]	594,830
Ziggo Bond Co. BV, Gtd. Notes		5.13	2/28/2030	559,000	[b,c]	417,637
					19,418,056
Metals & Mining - 1.9%
Arsenal AIC Parent LLC, Sr. Scd. Notes		8.00	10/1/2030	240,000	[c]	239,105
FMG Resources August 2006 Pty Ltd., Sr. Unscd. Notes		6.13	4/15/2032	690,000	[b,c]	628,449
Novelis Corp., Gtd. Notes		3.25	11/15/2026	1,220,000	[c]	1,091,090
Taseko Mines Ltd., Sr. Scd. Notes		7.00	2/15/2026	1,658,000	[b,c]	1,551,158
					3,509,802
Real Estate - 3.4%
Greystar Real Estate Partners LLC, Sr. Scd. Notes		7.75	9/1/2030	690,000	[b,c]	682,363

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 123.9% (continued)
Real Estate - 3.4% (continued)
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., Gtd. Notes		5.25	10/1/2025	1,644,000	[b,c]	1,584,454
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer, Sr. Scd. Notes		4.88	5/15/2029	870,000	[c]	737,025
Rithm Capital Corp., Sr. Unscd. Notes		6.25	10/15/2025	2,067,000	[b,c]	1,963,609
RLJ Lodging Trust LP, Sr. Scd. Notes		4.00	9/15/2029	1,530,000	[b,c]	1,254,745
					6,222,196
Retailing - 7.2%
1011778 BC ULC/New Red Finance, Inc., Sr. Scd. Notes		3.88	1/15/2028	1,422,000	[b,c]	1,276,771
Advance Auto Parts, Inc., Gtd. Notes		5.95	3/9/2028	1,100,000		1,040,380
Beacon Roofing Supply, Inc., Sr. Scd. Notes		4.50	11/15/2026	690,000	[c]	645,013
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc., Sr. Scd. Notes		4.63	1/15/2029	940,000	[c]	797,679
Foundation Building Materials, Inc., Gtd. Notes		6.00	3/1/2029	635,000	[b,c]	529,079
Kohl's Corp., Sr. Unscd. Notes		4.25	7/17/2025	560,000		519,964
Kohl's Corp., Sr. Unscd. Notes		4.63	5/1/2031	484,000	[b]	325,950
Macy's Retail Holdings LLC, Gtd. Notes		4.50	12/15/2034	528,000	[b]	357,803
Macy's Retail Holdings LLC, Gtd. Notes		5.88	4/1/2029	770,000	[b,c]	674,940
PetSmart, Inc./PetSmart Finance Corp., Gtd. Notes		7.75	2/15/2029	1,610,000	[b,c]	1,502,103
QVC, Inc., Sr. Scd. Notes		4.85	4/1/2024	1,680,000	[b]	1,616,622
SRS Distribution, Inc., Gtd. Notes		6.00	12/1/2029	1,119,000	[b,c]	941,208
SRS Distribution, Inc., Sr. Scd. Notes		4.63	7/1/2028	283,000	[c]	244,860
Staples, Inc., Sr. Scd. Notes		7.50	4/15/2026	895,000	[b,c]	737,402
White Cap Buyer LLC, Sr. Unscd. Notes		6.88	10/15/2028	1,531,000	[b,c]	1,354,990
Yum! Brands, Inc., Sr. Unscd. Notes		4.75	1/15/2030	820,000	[b,c]	737,590
					13,302,354
Semiconductors & Semiconductor Equipment - .7%
Entegris Escrow Corp., Gtd. Notes		5.95	6/15/2030	1,360,000	[b,c]	1,262,688
Technology Hardware & Equipment - .5%
Western Digital Corp., Gtd. Notes		4.75	2/15/2026	1,034,000	[b]	986,212
Telecommunication Services - 7.8%
Altice France Holding SA, Sr. Scd. Notes	EUR	8.00	5/15/2027	1,485,000	[c]	908,474
Altice France Holding SA, Sr. Scd. Notes		10.50	5/15/2027	2,483,000	[c]	1,552,039

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 123.9% (continued)
Telecommunication Services - 7.8% (continued)
Altice France SA, Sr. Scd. Notes		5.50	1/15/2028	1,765,000	[b,c]	1,362,170
Altice France SA, Sr. Scd. Notes		8.13	2/1/2027	1,305,000	[b,c]	1,158,933
C&W Senior Financing DAC, Sr. Unscd. Notes		6.88	9/15/2027	673,000	[b,c]	592,548
Connect Finco Sarl/Connect US Finco LLC, Sr. Scd. Notes		6.75	10/1/2026	580,000	[b,c]	541,690
Eolo SPA, Sr. Scd. Bonds	EUR	4.88	10/21/2028	930,000	[c]	654,471
Frontier Communications Holdings LLC, Scd. Notes		6.75	5/1/2029	560,000	[c]	431,585
Frontier Communications Holdings LLC, Sr. Scd. Notes		8.75	5/15/2030	1,340,000	[b,c]	1,273,704
Iliad Holding SASU, Sr. Scd. Notes		6.50	10/15/2026	2,079,000	[b,c]	1,955,493
Level 3 Financing, Inc., Sr. Scd. Notes		10.50	5/15/2030	1,008,000	[b,c]	1,015,543
Lumen Technologies, Inc., Sr. Scd. Notes		4.00	2/15/2027	1,031,000	[c]	680,280
Telesat Canada/Telesat LLC, Sr. Scd. Notes		5.63	12/6/2026	997,000	[b,c]	686,803
ViaSat, Inc., Sr. Unscd. Notes		5.63	9/15/2025	1,020,000	[b,c]	943,413
Zayo Group Holdings, Inc., Sr. Scd. Notes		4.00	3/1/2027	869,000	[b,c]	645,928
					14,403,074
Utilities - 5.0%
Calpine Corp., Sr. Scd. Notes		4.50	2/15/2028	435,000	[c]	392,486
Calpine Corp., Sr. Unscd. Notes		4.63	2/1/2029	1,695,000	[b,c]	1,421,711
Calpine Corp., Sr. Unscd. Notes		5.00	2/1/2031	755,000	[b,c]	611,406
NRG Energy, Inc., Gtd. Notes		5.25	6/15/2029	1,160,000	[b,c]	1,025,229
NRG Energy, Inc., Jr. Sub. Bonds		10.25	3/15/2028	1,090,000	[b,c,e]	1,068,652
PG&E Corp., Sr. Scd. Notes		5.00	7/1/2028	1,411,000	[b]	1,279,593
Pike Corp., Gtd. Notes		5.50	9/1/2028	705,000	[b,c]	617,489
Solaris Midstream Holdings LLC, Gtd. Notes		7.63	4/1/2026	1,865,000	[c]	1,802,340
Vistra Corp., Jr. Sub. Bonds		7.00	12/15/2026	1,061,000	[b,c,e]	969,239
					9,188,145
Total Bonds and Notes (cost $236,763,807)				228,573,074

Floating Rate Loan Interests - 12.4%
Advertising - .3%
Clear Channel Outdoor Holdings, Inc., Term Loan B, (3 Month TSFR +3.50%)		9.13	8/23/2026	550,000	[f]	535,447
Aerospace & Defense - .2%
Dynasty Acquisition I Co., Term Loan B-1, (1 Month TSFR +4.00%)		9.32	8/24/2028	203,889	[f]	203,720

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
Floating Rate Loan Interests - 12.4% (continued)
Aerospace & Defense - .2% (continued)
Standard Aero Ltd., Refinancing Term Loan B-2, (1 Month TSFR +4.00%)	9.32	8/24/2028	87,381	[f]	87,308
				291,028
Automobiles & Components - .4%
First Brands Group LLC, 2022 Incremental Term Loan, (3 Month TSFR +5.00%)	10.88	3/30/2027	796,327	[f]	787,870
Chemicals - .8%
Nouryon USA LLC, Extended Dollar Term Loan, (1 Month TSFR +4.10%)	9.43	4/3/2028	401,758	[f]	397,571
SCIH Salt Holdings, Inc., First Lien Incremental Term Loan B-1, (3 Month TSFR +4.26%)	9.63	3/16/2027	1,038,595	[f]	1,033,911
				1,431,482
Commercial & Professional Services - 1.2%
Indy US Holdco LLC, Fifth Amendment Incremental Term Loan, (1 Month TSFR +6.25%)	11.57	3/5/2028	1,198,924	[f]	1,170,947
Neptune BidCo US, Inc., Dollar Term Loan B, (3 Month TSFR +5.10%)	10.40	4/11/2029	1,167,075	[f]	1,054,505
Travelport Finance Luxembourg, Junior Priority Term Loan, (3 Month TSFR +8.50%)	13.89	5/30/2026	35,648	[d,f]	21,211
				2,246,663
Consumer Discretionary - .6%
ECL Entertainment LLC, Facility Term Loan B, (3 Month TSFR +4.75%)	10.14	8/31/2030	565,333	[f]	565,333
Recess Holdings, Inc., New Term Loan, (3 Month TSFR +4.00%)	9.38	3/24/2027	600,000	[f]	600,003
				1,165,336
Consumer Staples - .4%
Hunter Douglas, Inc., Tranche Term Loan B-1, (3 Month TSFR +3.50%)	8.89	2/25/2029	668,631	[f]	652,751
Diversified Financials - .7%
BHN Merger Sub, Inc., Second Lien Term Loan, (1 Month TSFR +7.10%)	12.43	6/15/2026	430,000	[f]	421,065
Edelman Financial Center, Second Lien Initial Term Loan, (1 Month TSFR +6.86%)	12.18	7/20/2026	270,000	[f]	269,663

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
Floating Rate Loan Interests - 12.4% (continued)
Diversified Financials - .7% (continued)
Russell Investments US, 2025 New Term Loan, (1 Month TSFR +3.60%)	8.92	5/30/2025	700,000	[f]	668,791
				1,359,519
Energy - .8%
WaterBridge Midstream Operating, Initial Term Loan, (3 Month TSFR +6.01%)	11.36	6/21/2026	1,423,752	[f]	1,427,539
Industrial - 1.1%
CPM Holdings, Inc., Initial Term Loan, (1 Month TSFR +4.50%)	5.00	9/22/2028	403,061	[f]	402,684
Powerteam Services LLC, First Lien Initial Term Loan, (3 Month TSFR +3.25%)	8.74	3/6/2025	129,657	[f]	122,058
Revere Power LLC, Term Loan B, (1 Month TSFR +4.35%)	9.67	3/29/2026	775,925	[f]	684,203
Revere Power LLC, Term Loan C, (1 Month TSFR +4.25%)	9.67	3/29/2026	67,952	[f]	59,920
VAC Germany Holding GmbH, Term Loan B, (3 Month LIBOR +4.00%)	9.73	3/8/2025	829,873	[f]	817,425
				2,086,290
Information Technology - 1.3%
Ascend Learning LLC, Initial Term Loan, (1 Month TSFR +3.60%)	8.92	12/10/2028	671,542	[f]	642,216
Quest Software, Inc., First Lien Initial Term Loan, (3 Month TSFR +4.40%)	9.77	2/1/2029	987,506	[f]	826,523
RealPage, Inc., Second Lien Initial Term Loan, (1 Month TSFR +6.50%)	11.95	4/22/2029	410,000	[f]	412,358
UKG, Inc., 2021 Second Lien Incremental Term Loan, (3 Month TSFR +5.35%)	10.62	5/3/2027	530,000	[f]	530,519
				2,411,616
Insurance - 1.3%
Amynta Agency Borrower, 2023 Refinancing Term Loan, (1 Month TSFR +5.10%)	10.42	2/28/2028	807,975	[f]	809,264
Asurion LLC, New Term Loan B-4, (1 Month TSFR +5.36%)	10.68	1/20/2029	1,097,772	[f]	977,796
Asurion LLC, Second Lien Term Loan B-3, (1 Month TSFR +5.36%)	10.68	2/3/2028	770,000	[f]	696,438
				2,483,498
Internet Software & Services - .9%
MH Sub I LLC, 2023 May New Term Loan, (1 Month TSFR +4.25%)	9.57	5/3/2028	1,087,275	[f]	1,053,722

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
Floating Rate Loan Interests - 12.4% (continued)
Internet Software & Services - .9% (continued)
MH Sub I LLC, Second Lien Term Loan, (1 Month TSFR +6.25%)	11.57	2/23/2029	570,000	[f]	508,280
				1,562,002
Technology Hardware & Equipment - .7%
McAfee Corp., Tranche Term Loan B-1, (1 Month TSFR +3.85%)	9.18	3/1/2029	1,378,023	[f]	1,348,306
Telecommunication Services - .7%
CCI Buyer, Inc., First Lien Initial Term Loan, (3 Month TSFR +4.00%)	9.39	12/17/2027	1,270,660	[f]	1,256,104
Utilities - 1.0%
Eastern Power LLC, Term Loan B, (1 Month TSFR +3.86%)	9.18	10/2/2025	1,429,715	[f]	1,387,124
Generation Bridge Northeast LLC, Term Loan B, (1 Month TSFR +4.25%)	9.57	8/7/2029	360,000	[f]	360,599
				1,747,723
Total Floating Rate Loan Interests (cost $22,370,766)			22,793,174
			Shares
Common Stocks - .0%
Media - .0%
Altice USA, Inc., Cl. A (cost $163,083)			8,400	[g]	27,468

Description	1-Day Yield (%)	Shares	Value ($)
Investment Companies - 3.5%
Registered Investment Companies - 3.5%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $6,405,254)	5.40	6,405,254	[h] 6,405,254
Total Investments (cost $265,702,910)		139.8%	257,798,970
Liabilities, Less Cash and Receivables		(39.8%)	(73,346,511)
Net Assets		100.0%	184,452,459

LIBOR—London Interbank Offered Rate

TSFR—Term Secured Overnight Financing Rate Reference Rates

EUR—Euro

GBP—British Pound

a Amount stated in U.S. Dollars unless otherwise noted above.

b Security, or portion thereof, has been pledged as collateral for the fund’s Revolving Credit and Security Agreement.

c Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2023, these securities were valued at $207,349,316 or 112.41% of net assets.

d Payment-in-kind security and interest may be paid in additional par.

e Security is a perpetual bond with no specified maturity date. Maturity date shown is next reset date of the bond.

f Variable rate security—interest rate resets periodically and rate shown is the interest rate in effect at period end. Security description also includes the reference rate and spread if published and available.

g Non-income producing security.

h Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

Portfolio Summary (Unaudited) †	Value (%)
Consumer, Cyclical	26.0
Communications	22.8
Industrial	17.0
Consumer, Non-cyclical	16.6
Financial	15.8
Energy	13.4
Technology	6.9
Basic Materials	6.2
Utilities	5.9
Collateralized Loan Obligations	5.7
Investment Companies	3.5
139.8

† Based on net assets.

See notes to financial statements.

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Affiliated Issuers
Description	Value ($) 3/31/2023	Purchases ($)†	Sales ($)	Value ($) 9/30/2023	Dividends/ Distributions ($)
Registered Investment Companies - 3.5%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares - 3.5%	7,896,345	68,303,468	(69,794,559)	6,405,254	169,712

† Includes reinvested dividends/distributions.

See notes to financial statements.

Forward Foreign Currency Exchange Contracts
Counterparty/ Purchased Currency	Purchased Currency Amounts	Currency Sold	Sold Currency Amounts	Settlement Date	Unrealized Appreciation ($)
Barclays Capital, Inc.
United States Dollar	13,021,621	Euro	12,200,000	10/25/2023	108,953
United States Dollar	4,568,193	British Pound	3,715,000	10/25/2023	34,775
Gross Unrealized Appreciation					143,728

See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES
September 30, 2023 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments
Unaffiliated issuers	259,297,656	251,393,716
Affiliated issuers	6,405,254	6,405,254
Cash		1,037,566
Cash denominated in foreign currency	88,817	88,219
Receivable for investment securities sold		7,956,198
Dividends and interest receivable		4,546,397
Unrealized appreciation on forward foreign currency exchange contracts—Note 4		143,728
Prepaid expenses		35,062
		271,606,140
Liabilities ($):
Due to BNY Mellon Investment Adviser, Inc. and affiliates—Note 3(b)		171,000
Loan payable—Note 2		79,000,000
Payable for investment securities purchased		7,480,648
Interest payable—Note 2		401,328
Other accrued expenses		100,705
		87,153,681
Net Assets ($)		184,452,459
Composition of Net Assets ($):
Paid-in capital		277,577,745
Total distributable earnings (loss)		(93,125,286)
Net Assets ($)		184,452,459

Shares Outstanding
(unlimited number of $.001 par value shares of Beneficial Interest authorized)	72,736,534
Net Asset Value Per Share ($)	2.54

See notes to financial statements.

STATEMENT OF OPERATIONS
Six Months Ended September 30, 2023 (Unaudited)

Investment Income ($):
Income:
Interest (net of $3,286 foreign taxes withheld at source)	11,152,692
Dividends from affiliated issuers	169,712
Total Income	11,322,404
Expenses:
Management fee—Note 3(a)	991,475
Interest expense—Note 2	2,438,594
Professional fees	107,186
Registration fees	35,413
Shareholders’ reports	29,903
Trustees’ fees and expenses—Note 3(c)	25,134
Shareholder servicing costs	8,221
Chief Compliance Officer fees—Note 3(b)	5,746
Custodian fees—Note 3(b)	3,969
Miscellaneous	22,143
Total Expenses	3,667,784
Net Investment Income	7,654,620
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions	(5,518,760)
Net realized gain (loss) on forward foreign currency exchange contracts	598,411
Net Realized Gain (Loss)	(4,920,349)
Net change in unrealized appreciation (depreciation) on investments and foreign currency transactions	2,524,759
Net change in unrealized appreciation (depreciation) on forward foreign currency exchange contracts	282,391
Net Change in Unrealized Appreciation (Depreciation)	2,807,150
Net Realized and Unrealized Gain (Loss) on Investments	(2,113,199)
Net Increase in Net Assets Resulting from Operations	5,541,421

See notes to financial statements.

STATEMENT OF CASH FLOWS
Six Months Ended September 30, 2023 (Unaudited)

Cash Flows from Operating Activities ($):
Purchases of portfolio securities	(144,667,372)
Proceeds from sales of portfolio securities	145,384,531
Net purchase (sales) of short-term securities	(1,465,611)
Dividends and interest income received	10,924,497
Interest and loan fees paid	(2,421,062)
Expenses paid to BNY Mellon Investment Adviser, Inc. and affiliates	(1,012,711)
Operating expenses paid	(158,654)
Net realized gain (loss) from forward foreign currency
exchange contracts transactions	598,411
Net Cash Provided (or Used) in Operating Activities		7,182,029
Cash Flows from Financing Activities ($):
Dividends paid to shareholders	(7,637,488)
Net Cash Provided (or Used) in Financing Activities		(7,637,488)
Effect of Foreign Exchange Rate Changes on Cash		(1,909)
Net Increase (Decrease) in Cash		(457,368)
Cash and cash denominated in foreign currency at beginning of period		1,583,153
Cash and Cash Denominated in Foreign Currency at End of Period		1,125,785
Reconciliation of Net Increase (Decrease) in Net Assets
Resulting from Operations to Net Cash Provided
by Operating Activities ($):
Net Increase in Net Assets Resulting From Operations		5,541,421
Adjustments to Reconcile Net Increase (Decrease) in Net Assets
Resulting from Operations to Net Cash
Provided (or Used) in Operating Activities ($):
Decrease in investments in securities at cost		6,206,088
Increase in dividends and interest receivable		(397,907)
Increase in receivable for investment securities sold		(2,841,140)
Decrease in prepaid expenses		32,998
Decrease in Due to BNY Mellon Investment Adviser, Inc. and affiliates		(11,521)
Increase in payable for investment securities purchased		1,405,360
Increase in interest and loan fees payable		17,532
Increase in other accrued expenses		36,348
Net change in unrealized (appreciation) depreciation on investments		(2,807,150)
Net Cash Provided (or Used) in Operating Activities		7,182,029

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended September 30, 2023 (Unaudited)	Year Ended March 31, 2023
Operations ($):
Net investment income	7,654,620	14,212,930
Net realized gain (loss) on investments	(4,920,349)	(33,135,528)
Net change in unrealized appreciation (depreciation) on investments	2,807,150	(1,860,312)
Net Increase (Decrease) in Net Assets Resulting from Operations	5,541,421	(20,782,910)
Distributions ($):
Distributions to shareholders	(6,546,288)	(15,383,777)
Total Increase (Decrease) in Net Assets	(1,004,867)	(36,166,687)
Net Assets ($):
Beginning of Period	185,457,326	221,624,013
End of Period	184,452,459	185,457,326

See notes to financial statements.

FINANCIAL HIGHLIGHTS

The following table describes the performance for the fiscal periods indicated. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. These figures have been derived from the fund’s financial statements and market price data for the fund’s shares.

Six Months Ended
September 30, 2023		Year Ended March 31,
	(Unaudited)	2023	2022	2021	2020	2019
Per Share Data ($):
Net asset value, beginning of period	2.55	3.05	3.30	2.59	3.32	3.42
Investment Operations:
Net investment income[a]	.11	.20	.24	.24	.25	.26
Net realized and unrealized gain (loss) on investments	(.03)	(.49)	(.24)	.73	(.72)	(.08)
Total from Investment Operations	.08	(.29)	(.00)[b]	.97	(.47)	.18
Distributions:
Dividends from net investment income	(.09)	(.21)	(.26)	(.26)	(.26)	(.28)
Net asset value, end of period	2.54	2.55	3.05	3.30	2.59	3.32
Market value, end of period	2.14	2.17	2.78	3.09	2.27	3.07
Market Price Total Return (%)	2.71[c]	(14.49)	(2.72)	49.32	(19.39)	5.56
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	3.96[d]	2.90	1.71	1.85	2.77	2.84
Ratio of interest expense and loan fees to average net assets	2.63[d]	1.60	.42	.58	1.48	1.57
Ratio of net investment income to average net assets	8.26[d]	7.48	7.27	7.87	7.49	7.87
Portfolio Turnover Rate	56.62[c]	119.01	78.09	85.59	70.93	61.37
Net Assets, end of period ($ x 1,000)	184,452	185,457	221,624	239,727	188,270	241,186
Average borrowings outstanding ($ x 1,000)	79,000	79,847	96,000	92,800	110,784	114,389
Weighted average number of fund
shares outstanding ($ x 1,000)	72,737	72,737	72,724	72,708	72,708	72,708
Average amount of debt per share ($)	1.09	1.10	1.32	1.28	1.52	1.57

a Based on average shares outstanding.

b Amount represents less than $.01 per share.

c Not annualized.

d Annualized.

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

BNY Mellon High Yield Strategies Fund (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, closed-end management investment company. The fund’s primary investment objective is to seek high current income. Under normal market conditions, the fund invests at least 65% of its total assets in income securities of U.S. issuers rated below investment grade quality or unrated income securities that Alcentra NY, LLC, the fund’s sub-adviser (“Alcentra” or the “Sub-Adviser”) determines to be of comparable quality. The fund’s investment adviser is BNY Mellon Investment Adviser, Inc. (the “Adviser”), a wholly-owned subsidiary of The Bank of New York Corporation (“BNY Mellon”). The fund’s shares of beneficial interest trades on the New York Stock Exchange (the “NYSE”) under the ticker symbol DHF.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

The fund’s Board of Trustees (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.

Investments in debt securities and floating rate loan interests, excluding short-term investments (other than U.S. Treasury Bills) and forward foreign currency exchange contracts (“forward contracts”), are valued each business day by one or more independent pricing services (each, a “Service”) approved by the Board. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of a Service are valued at the mean between the quoted bid prices (as obtained by a Service from dealers in such securities) and asked prices (as calculated by a Service based upon its evaluation of the market for such securities). Securities are valued as determined by a Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. The Services are engaged under the general supervision of the Board. These securities are generally categorized within Level 2 of the fair value hierarchy.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a Service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Forward contracts are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.

The following is a summary of the inputs used as of September 30, 2023 in valuing the fund’s investments:

	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Collateralized Loan Obligations	-	10,425,065	-	10,425,065
Corporate Bonds	-	218,148,009	-	218,148,009
Equity Securities - Common Stocks	27,468	-	-	27,468
Floating Rate Loan Interests	-	22,793,174	-	22,793,174
Investment Companies	6,405,254	-	-	6,405,254
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts††	-	143,728	-	143,728

† See Statement of Investments for additional detailed categorizations, if any.

†† Amount shown represents unrealized appreciation (depreciation) at period end, but only variation margin on exchange-traded and centrally cleared derivatives, if any, are reported in the Statement of Assets and Liabilities.

(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on securities transactions between trade and settlement date, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments resulting from changes in exchange rates. Foreign currency gains and losses on foreign currency transactions are also included with net realized and unrealized gain or loss on investments.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Foreign taxes: The fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the fund invests. These foreign taxes, if any, are paid by the fund and are reflected in the Statement of Operations, if applicable. Foreign taxes payable or deferred or those subject to reclaims as of September 30, 2023, if any, are disclosed in the fund’s Statement of Assets and Liabilities.

(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

(d) Affiliated issuers: Investments in other investment companies advised by the Adviser are considered “affiliated” under the Act.

(e) Market Risk: The value of the securities in which the fund invests may be affected by political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market. The value of a security may also decline due to general market conditions that are not specifically related to a particular company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, changes to inflation, adverse changes to credit markets or adverse investor sentiment generally.

High Yield Risk: The fund invests primarily in high yield debt securities. Below investment grade instruments are commonly referred to as “junk” or “high yield” instruments and are regarded as predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal. Below investment grade instruments, though generally higher yielding, are characterized by higher risk. These instruments are especially sensitive to adverse changes in general economic conditions, to changes in the financial condition of their issuers and to price fluctuation in response to changes in interest rates. During periods of economic downturn or rising interest rates, issuers of below investment grade instruments may experience financial stress that could adversely affect their ability to make payments of principal and interest and increase the possibility of default. The secondary market for below investment grade instruments may not be as liquid as the secondary market for more highly rated instruments, a factor which may have an adverse effect on the fund’s ability to dispose of a particular security. There are fewer dealers in the market for high yield instruments than for investment grade instruments. The prices quoted by different dealers may vary significantly, and the spread between the bid and asked price is generally much larger for high yield securities than for higher quality instruments. Under adverse market or economic conditions, the secondary market for below investment grade instruments could contract, independent of any specific adverse changes in the condition of a particular issuer, and these instruments may become illiquid. In addition, adverse publicity and investor perceptions, whether or not based on fundamental analysis, may also decrease the values and liquidity of below investment grade instruments, especially in a market characterized by a low volume of trading.

Collateralized Loan Obligation Risk: The fund invests in collateralized loan obligations (“CLO”). Holders of CLOs and other types of structured products bear risks of the underlying investments, index or reference obligation and are subject to counterparty risk. Although it is difficult to predict whether the prices of indices and securities underlying structured products will rise or fall, these prices (and, therefore, the prices of structured products) will be influenced by the same types of political and economic events that affect issuers of securities and capital markets generally. Collateralized debt obligations (“CDO”), such as CLOs, may be thinly traded or have a limited trading market. CLOs are typically privately offered and sold, and thus are not registered under the securities laws. As a result, investments in CLOs and CDOs may be characterized by the fund as illiquid securities, especially investments in mezzanine and subordinated/equity tranches of CLOs; however, an active dealer market may exist for certain investments and more senior CLO tranches, which would allow such securities to be considered liquid in some circumstances. In addition to the general risks associated with credit instruments, CLOs and CDOs carry additional risks, including, but not limited to:  (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the possibility that the class of CLO held by the fund is subordinate to other classes; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

Floating Rate Loans Risk: The fund is permitted to invest up to 10% of the fund’s total assets in floating rate loans. Unlike publicly-traded common stocks which trade on national exchanges, there is no central market or exchange for loans to trade. Loans trade in an over-the-counter market, and confirmation and settlement, which are effected through

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

standardized procedures and documentation, may take significantly longer than seven days to complete. The secondary market for floating rate loans also may be subject to irregular trading activity and wide bid/ask spreads. The lack of an active trading market for certain floating rate loans may impair the ability of the fund to realize full value in the event of the need to sell a floating rate loan and may make it difficult to value such loans. There may be less readily available, reliable information about certain floating rate loans than is the case for many other types of securities, and the fund’s portfolio managers may be required to rely primarily on their own evaluation of a borrower’s credit quality rather than on any available independent sources. The value of collateral, if any, securing a floating rate loan can decline, and may be insufficient to meet the issuer’s obligations in the event of non-payment of scheduled interest or principal or may be difficult to readily liquidate. In the event of the bankruptcy of a borrower, the fund could experience delays or limitations imposed by bankruptcy or other insolvency laws with respect to its ability to realize the benefits of the collateral securing a loan. The floating rate loans in which the fund invests typically will be below investment grade quality and, like other below investment grade securities, are inherently speculative. As a result, the risks associated with such floating rate loans are similar to the risks of below investment grade securities, although senior loans are typically senior and secured in contrast to other below investment grade securities, which are often subordinated and unsecured. Floating rate loans may not be considered to be “securities” for purposes of the anti-fraud protections of the federal securities laws, including those with respect to the use of material non-public information, so that purchasers, such as the fund, may not have the benefit of these protections.

The Additional Information section in the annual report dated March 31, 2023, provides more details about the fund’s principal risk factors.

(f) Dividends and distributions to Shareholders: Dividends and distributions are recorded on the ex-dividend date. Dividends from net investment income are normally declared and paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Shareholders will have their distributions reinvested in additional shares of the fund, unless such shareholders elect to receive cash, at the lower of the market price or net asset value per share (but not less than 95% of the market price). If market price is equal to or exceeds net asset value, shares will be issued at net asset value. If net asset value exceeds market price, Computershare Inc., the transfer agent, will buy fund shares in the open market and reinvest those shares accordingly.

On September 26, 2023, the Board declared a cash dividend of $.015 per share from undistributed net investment income, payable on October 25, 2023 to shareholders of record as of the close of business on October 11, 2023. The ex-dividend date was October 10, 2023.

(g) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended September 30, 2023, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended September 30, 2023, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended September 30, 2023 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The fund is permitted to carry forward capital losses for an unlimited period. Furthermore, capital loss carryovers retain their character as either short-term or long-term capital losses.

The fund has an unused capital loss carryover of $78,567,254 available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to March 31, 2023. The fund has $27,074,734 of short-term capital losses and $51,492,520 of long-term capital losses which can be carried forward for an unlimited period.

The tax character of distributions paid to shareholders during the fiscal year ended March 31, 2023 was as follows: ordinary income $15,383,777. The tax character of current year distributions will be determined at the end of the current fiscal year.

(h) New accounting pronouncements: In 2020, the FASB issued Accounting Standards Update No. 2020-04, Reference Rate Reform (Topic

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

848): Facilitation of the Effects of Reference Rate Reform on Financial Reporting, which provides optional guidance to ease the potential burden in accounting for (or recognizing the effects of) reference rate reform on financial reporting.

The objective of the guidance in Topic 848 is to provide temporary relief during the transition period. The FASB included a sunset provision within Topic 848 based on expectations of when the LIBOR would cease being published. At the time that Update 2020-04 was issued, the UK Financial Conduct Authority (FCA) had established its intent that it would no longer be necessary to persuade, or compel, banks to submit to LIBOR after December 31, 2021. As a result, the sunset provision was set for December 31, 2022—12 months after the expected cessation date of all currencies and tenors of LIBOR.

In March 2021, the FCA announced that the intended cessation date of the overnight 1-, 3-, 6-, and 12-month tenors of USD LIBOR would be June 30, 2023, which is beyond the current sunset date of Topic 848.

Because the current relief in Topic 848 may not cover a period of time during which a significant number of modifications may take place, the amendments in this Update defer the sunset date of Topic 848 from December 31, 2022, to December 31, 2024 (“FASB Sunset Date”), after which entities will no longer be permitted to apply the relief in Topic 848.

Management had evaluated the impact of Topic 848 on the fund’s investments, derivatives, debt and other contracts that will undergo reference rate-related modifications as a result of the Reference Rate Reform. Management has no concerns in adopting Topic 848 by FASB Sunset Date. Management will continue to work with other financial institutions and counterparties to modify contracts as required by applicable regulation and within the regulatory deadlines.

NOTE 2—Borrowings:

The fund has a $125,000,0000 Committed Facility Agreement with BNP Paribas Prime Brokerage International, Limited (the “BNPP Agreement”), which is an evergreen facility with a lock-up term of 179 days. Under the terms of the BNPP Agreement, the fund may make “Borrowings” on a collateralized basis with certain fund assets used as collateral, which amounted to $150,527,314 at September 30, 2023. The interest to be paid by the fund on such Borrowings is determined with reference to the principal amount of each such Borrowings outstanding from time to time. Any commitment fees with respect to the BNPP Agreement have been waived and there is no fee in connection with any renewal thereof.

During the period ended September 30, 2023, total fees pursuant to the BNPP Agreement amounted to $2,438,594 of interest expense. These fees are included in Interest expense in the Statement of Operations.

The average amount of Borrowings outstanding under the BNPP Agreement during the period ended September 30, 2023 was $79,000,000 with a related weighted average annualized interest rate of 6.17%.

NOTE 3—Management Fee, Sub-Advisory Fee and Other Transactions with Affiliates:

(a) Pursuant to a management and administration agreement with the Adviser, the management and administration fee is computed at the annual rate of .75% of the value of the fund’s average weekly total assets minus the sum of accrued liabilities (other than the aggregate indebtedness constituting financial leverage) (the “Managed Assets”) and is payable monthly.

Pursuant to a sub-investment advisory agreement between the Adviser and the Sub-Adviser, the Adviser pays the Sub-Adviser a monthly fee at an annual rate of .36% of the value of the fund’s average daily Managed Assets.

(b) The fund has an arrangement with The Bank of New York Mellon (the “Custodian”), a subsidiary of BNY Mellon and an affiliate of the Adviser, whereby the fund will receive interest income or be charged overdraft fees when cash balances are maintained. For financial reporting purposes, the fund includes this interest income and overdraft fees, if any, as interest income in the Statement of Operations.

The fund compensates the Custodian, under a custody agreement, for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended September 30, 2023, the fund was charged $3,969 pursuant to the custody agreement.

During the period ended September 30, 2023, the fund was charged $5,746 for services performed by the fund’s Chief Compliance Officer and his staff. These fees are included in Chief Compliance Officer fees in the Statement of Operations.

The components of “Due to BNY Mellon Investment Adviser, Inc. and affiliates” in the Statement of Assets and Liabilities consist of: management fee of $163,277, Custodian fees of $5,000 and Chief Compliance Officer fees of $2,723.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

(c) Each board member also serves as a board member of other funds in the BNY Mellon Family of Funds complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales (including paydowns) of investment securities, excluding short-term securities and forward contracts, during the period ended September 30, 2023, amounted to $143,664,165 and $147,919,409, respectively.

Floating Rate Loan Interests: Floating rate instruments are loans and other securities with interest rates that adjust or “float” periodically. Floating rate loans are made by banks and other financial institutions to their corporate clients. The rates of interest on the loans adjust periodically by reference to a base lending rate, plus a premium or credit spread. Floating rate loans reset on periodic set dates, typically 30 to 90 days, but not to exceed one year. The fund may invest in multiple series or tranches of a loan. A different series or tranche may have varying terms and carry different associated risks.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. The fund enters into International Swaps and Derivatives Association, Inc. Master Agreements or similar agreements (collectively, “Master Agreements”) with its over-the-counter (“OTC”) derivative contract counterparties in order to, among other things, reduce its credit risk to counterparties. Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under a Master Agreement, the fund may offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment in the event of default or termination. Rule 18f-4 under the Act, regulates the use of derivatives transactions for certain funds registered under the Act. The fund is deemed a “limited” derivatives user under the rule and is required to limit its derivatives exposure so that the total notional value of applicable derivatives does not exceed 10% of fund’s net assets, and is subject to certain reporting requirements.

Each type of derivative instrument that was held by the fund during the period ended September 30, 2023 is discussed below.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty non-performance on these forward contracts, which is generally limited to the unrealized gain on each open contract. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty. Forward Contracts open at September 30, 2023 are set forth in the Statement of Investments.

The provisions of ASC Topic 210 “Disclosures about Offsetting Assets and Liabilities” require disclosure on the offsetting of financial assets and liabilities. These disclosures are required for certain investments, including derivative financial instruments subject to Master Agreements which are eligible for offsetting in the Statement of Assets and Liabilities and require the fund to disclose both gross and net information with respect to such investments. For financial reporting purposes, the fund does not offset derivative assets and derivative liabilities that are subject to Master Agreements in the Statement of Assets and Liabilities.

At September 30, 2023, derivative assets and liabilities (by type) on a gross basis are as follows:

Derivative Financial Instruments:	Assets ($)	Liabilities ($)
Forward contracts	143,728	-
Total gross amount of derivative
assets and liabilities in the
Statement of Assets and Liabilities	143,728	-
Derivatives not subject to
Master Agreements	-	-
Total gross amount of assets
and liabilities subject to
Master Agreements	143,728	-

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The following table presents derivative assets net of amounts available for offsetting under Master Agreements and net of related collateral received or pledged, if any, as of September 30, 2023:

			Financial
			Instruments
			and Derivatives
	Gross Amount of		Available	Collateral	Net Amount of
Counterparty	Assets ($)	[1]	for Offset ($)	Received ($)	Assets ($)
Barclays Capital, Inc.	143,728		-	-	143,728

[1] Absent a default event or early termination, OTC derivative assets and liabilities are presented at gross amounts and are not offset in the Statement of Assets and Liabilities.

The following table summarizes the average market value of derivatives outstanding during the period ended September 30, 2023:

Average Market Value ($)
Forward contracts	22,228,496

At September 30, 2023, accumulated net unrealized depreciation on investments inclusive of derivative contracts was $7,760,212, consisting of $1,937,530 gross unrealized appreciation and $9,697,742 gross unrealized depreciation.

At September 30, 2023, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

ADDITIONAL INFORMATION (Unaudited)

Portfolio Holdings

The fund will disclose its complete schedule of portfolio holdings, as reported on a month-end basis, at www.im.bnymellon.com, under Investments. The information will be posted with a one-month lag and will remain accessible until the fund files a report on Form N-PORT or Form N-CSR for the period that includes the date as of which the information was current.

PROXY RESULTS (Unaudited)

The fund’s shareholders voted on the following proposal presented at the annual shareholders’ meeting held on August 17, 2023.

	Shares
	For	Authority Withheld
To elect three Class III Trustees: †
Joseph S. DiMartino	46,345,636	7,453,363
Andrew J. Donohue	46,351,633	7,447,366
Kenneth A. Himmel	46,372,307	7,426,692

† The term of each Class III Trustee expires in 2026.

OFFICERS AND TRUSTEES
BNY Mellon High Yield Strategies Fund

240 Greenwich Street
New York, NY 10286

Trustees	Officers (continued)
Independent Board Members:	Assistant Treasurers (continued)
Joseph S. DiMartino, Chairman	Robert Salviolo
Francine J. Bovich	Robert Svagna
Andrew J. Donohue	Chief Compliance Officer
Kenneth A. Himmel	Joseph W. Connolly
Bradley Skapyak	Portfolio Managers
Roslyn M. Watson	Chris Barris
Benaree Pratt Wiley	Kevin Cronk

Officers
President	Adviser
David DiPetrillo	BNY Mellon Investment Adviser, Inc.
Chief Legal Officer	Sub-Adviser
Peter M. Sullivan	Alcentra NY, LLC
Vice President and Secretary	Custodian
James Bitetto	The Bank of New York Mellon
Vice Presidents and Assistant Secretaries	Counsel
Deirdre Cunnane	K&L Gates LLP
Sarah S. Kelleher	Transfer Agent, Registar and
Jeff Prusnofsky	Dividend Disbursing Agent
Amanda Quinn	Computershare Inc.
Joanne Skerrett	Stock Exchange Listing
Natalya Zelensky	NYSE Symbol: DHF
Treasurer	Initial SEC Effective Date
James Windels	4/23/98
Vice Presidents
Daniel Goldstein
Joseph Martella
Assistant Treasurers
Gavin C. Reilly

The fund’s net asset value per share appears in the following publications: Barron’s, Closed-End Bond Funds section under the heading “Bond Funds” every Monday; The Wall Street Journal, Mutual Funds section under the heading “Closed-End Bond Funds” every Monday.

Notice is hereby given in accordance with Section 23(c) of the Act that the fund may purchase shares of its beneficial interest in the open market when it can do so at prices below the then current net asset value per share.

For More Information

BNY Mellon High Yield Strategies Fund

240 Greenwich Street
New York, NY 10286

Adviser

BNY Mellon Investment Adviser, Inc.
240 Greenwich Street
New York, NY 10286

Sub-Adviser

Alcentra NY, LLC
9 West 57th Street,
Suite 4920
New York, NY 10019

Custodian

The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286

Transfer Agent &
Registrar

Computershare Inc.
480 Washington Boulevard
Jersey City, NJ 07310

Dividend Disbursing Agent

Computershare Inc.
P.O. Box 30170
College Station, TX 77842

Ticker Symbol:	DHF

For more information about the fund, visit https://im.bnymellon.com/closed-end-funds. Here you will find the fund’s most recently available quarterly fact sheets and other information about the fund. The information posted on the fund’s website is subject to change without notice.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at www.im.bnymellon.com and on the SEC’s website at www.sec.gov and without charge, upon request, by calling 1-800-373-9387.

0430SA0923

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

(a)        Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures applicable to Item 10.

Item 11.	Controls and Procedures.

(a)       The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no changes to the Registrant's internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

The fund did not participate in a securities lending program this period.

Item 13.	Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3) Not applicable.

(b)       Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

BNY Mellon High Yield Strategies Fund

By: /s/ David J. DiPetrillo

David J. DiPetrillo

President (Principal Executive Officer)

Date: November 20, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ David J. DiPetrillo

David J. DiPetrillo

President (Principal Executive Officer)

Date: November 20, 2023

By: /s/ James Windels

James Windels

Treasurer (Principal Financial Officer)

Date: November 21, 2023

EXHIBIT INDEX

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)

(b)       Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940. (EX-99.906CERT)